Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents for Purpose of Cash Flow Statement (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	£ 1,116	£ 437
Bank overdrafts	(3)	(3)
Total cash and cash equivalents	£ 1,113	£ 434	£ 525	£ 630